THE INSTITUTIONAL MONEY MARKET FUND

SEMIANNUAL
REPORT
APRIL 30,
1997

Victory Funds(R)

TABLE OF CONTENTS

Investment Review and Outlook     2



Financial Statements


Schedule of Investments                  3

Statement of Assets and Liabilities      6

Statement of Operations                  7

Statement of Changes in Net Assets       8

Notes to Financial Statements            9

Financial Highlights                    11


Key Asset Management Inc. (KAM), a
subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Funds.

NOT FDIC INSURED

Shares of The Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds

1-800-KEY-FUND(R)

(1-800-539-3863)

Investment
Review and
Outlook

1997 began with some trepidation among fund managers, whose overriding concern was, "How long will this scenario of low inflation and high employment last?" The Federal Reserve Board, which sets monetary policy, seemed to share this concern when it raised the Federal Funds rate by a quarter of a percentage point in March. This move was deemed "anticipatory" because visible signs of inflation had not yet kicked in.

The market is concerned about inflation and the resultant impact on interest rates because this affects the value of the future stream of cash flows. For now this concern has been lulled by recent economic reports that indicate that inflation has not yet become a major problem. Of these, perhaps the most important was the employment cost index (released April 29) which revealed no appreciable acceleration in wages and salaries, despite the tightest labor market in some years.

Thus, despite the strong GDP growth rate of 5.8% in the first quarter of 1997, the Federal Reserve Board left interest rates unchanged at its subsequent meeting on May 20. The support for this move came in the form of retail sales, which slipped in April, and factory production, which declined for the first time in more than a year. As of April, producer prices had also fallen for four months in a row. On the flip side, the unemployment rate--the percentage of labor force that cannot find work--is at a 30 year low, well below the "natural" rate that economists consider sustainable without inflation.

Business cycles--alternate periods of boom and recessions--have been an inevitable feature of the economy. Given the fact that the current business expansion has completed its sixth year, and is one of the longest on record, it is natural for the financial markets to feel some anxiety. Improved inventory management by companies and more effective monetary policy by the Fed are possibly stretching out the current period of expansion. The primary source of current economic strength is consumer spending, which is being fueled by a strong labor market and rising income levels. But some of this current strength in spending is being borrowed from the future, and therefore it is likely that the second half of 1997 will see activity slowing to a more sustainable pace.

/s/ Charlie Crane

Charlie Crane, Chief Market Strategist

Key Asset Management Inc.

May 30, 1997


The Victory Portfolios             Schedule of Investments
Institutional Money Market Fund             April 30, 1997
(Amounts in Thousands)                         (Unaudited)


Principal                                        Amortized
Amount              Security Description              Cost


Bank Deposit Notes (2.9%)

$10,000             Bankers' Trust,
                      5.71%<F3>, 5/1/97<F4>      $  9,997

  7,000             Huntington National Bank,
                      5.58%<F3>, 5/1/97<F4>         6,999

  9,000             Huntington National Bank,
                      5.85%, 9/30/97                9,000

Total Bank Deposit Notes                           25,996

Banker's Acceptances (1.2%)

  3,000             Deutsche Bank,
                      5.60%, 5/19/97                2,991

  7,904             Deutsche Bank,
                      5.60%, 6/13/97                7,852

Total Banker's Acceptances                         10,843

Certificates of Deposit (3.4%)

 10,000             Republic Bank of New York
                      (Canada), 5.45%, 5/7/97      10,000

 15,000             Republic Bank of New York
                      (Canada), 5.75%, 7/2/97      15,001

  6,000             Societe Generale,
                      5.60%, 11/14/97               5,993

Total Certificates of Deposit                      30,994

Commercial Paper (38.1%)

 15,000             Ameritech Corp.,
                    5.25%, 5/15/97                 14,969

  5,215             Arizona Educational
                      Loan Marketing Corp.,
                      5.55%, 5/21/97,
                      LOC Mellon Bank               5,199

 15,000             Associates Corp.,
                      5.62%, 6/11/97               14,904

 10,000             Australian Wheat Board,
                      5.55%, 5/30/97                9,955

 10,000             Australian Wheat Board,
                      5.55%, 6/4/97                 9,948

  5,000             Australian Wheat Board,
                      5.33%, 6/13/97                4,968

 12,619             California Higher Education
                      Loan Authority,
                      5.58%, 5/8/97, LOC
                      State Street Bank            12,605

 39,000             Fleet Funding Corp.,
                      5.55%, 5/21/97               38,880

 30,000             Ford Motor Credit Co.,
                      5.55%, 5/21/97               29,908

  5,000             General Motors Acceptance
                      Corp., 5.54%, 5/20/97         4,985

 10,000             Great Lakes Chemical Corp.,
                      5.52%, 5/14/97                9,980

 25,000             Morgan Stanley Group, Inc.,
                      5.70%, 5/1/97                25,000

  4,041             Retailer Funding Corp.,
                      5.55%, 5/23/97                4,027

 20,000             Sara Lee Corp.,
                      5.55%, 6/25/97               19,831

 15,000             Sara Lee Corp.,
                      5.55%, 6/26/97               14,871

 20,000             Sheffield Receivables Corp.,
                      5.55%, 5/2/97                19,997

 40,000             Smith Barney, Inc.,
                      5.54%, 5/21/97               39,877

 10,371             Southern California Edison,
                      5.55%, 6/5/97                10,315

 25,000             Southwestern Bell
                      Telephone Co.,
                      5.52%, 5/12/97               24,958

  8,000             Unibanco,
                      5.40%, 5/1/97,
                      LOC Westdeutsche Landesbank   8,000

  9,000             Vehicle Services,
                      5.36%, 5/12/97,
                      LOC NationsBank Texas         8,985

 10,000             Vehicle Services,
                      5.31%, 5/28/97,
                      LOC NationsBank Texas         9,960

Total Commercial Paper                            342,122

Corporate Notes (28.5%)

 10,000             Anne Arundel Medical Center,
                      5.75%<F3>, 5/7/97,<F4>
                      LOC Mellon Bank N.A.         10,000

  3,000             Associates Corp. N.A.,
                      6.82%, 5/12/97                3,001

  3,000             Associates Corp. N.A.,
                      6.75%, 6/13/97                3,003

  4,000             Associates Corp. N.A.,
                      5.88%, 8/15/97                3,997

  2,120             Automated Packaging System,
                      5.78%<F3>, 5/1/97,<F4>
                      LOC National City Bank        2,120

 25,000             Bank One Milwaukee, N.A.,
                      5.61%<F3>, 5/1/97<F4>        24,999

  7,000             Bear Stearns Cos., Inc.,
                      5.74%<F3>, 5/14/97<F4>        7,000

  8,000             Beta Finance, Inc.,
                      5.79%, 8/13/97                8,003

  5,000             Beta Finance, Inc.,
                      5.87%, 1/30/98                5,005

  1,300             Buckeye Corrugated, Inc.
                      Project, 5.70%<F3>,
                      5/1/97,<F4>
                      LOC National City Bank        1,300

  2,975             Burton I Saltzman,
                      5.78%<F3>, 5/1/97,<F4>
                      LOC National City Bank        2,975

  8,000             Capital One Funding Corp.,
                      5.70%<F3>, 5/1/97,<F4>
                      LOC Bank One,Texas<F2>        8,000

  1,250             Fairborn Christel Mann,
                      5.66%<F3>, 5/1/97,<F4>
                      LOC Fifth Third Bank          1,250

  2,000             Ford Motor Credit Co.,
                      6.75%, 6/16/97                2,002

  4,535             Ford Motor Credit Co.,
                      7.25%, 6/18/97                4,545

 25,000             General American
                      Life Insurance,
                      5.91%<F3>, 5/1/97, GIC<F4>   25,000

  2,785             General Electric
                      Capital Corp.,
                      6.00%, 9/12/97                2,787

  1,700             General Electric
                      Capital Corp.,
                      7.84%, 2/5/98                 1,720

  2,940             General Electric
                      Capital Corp.,
                      7.50%, 2/27/98                2,968

  5,000             General Motors
                      Acceptance Corp.,
                      8.38%, 1/30/98                5,079

  2,000             General Motors
                      Acceptance Corp.,
                      7.13%, 5/11/98                2,015

  4,875             Hannah Boulevard Limited
                      Partnership,5.62%<F3>,
                      5/1/97,<F4>
                      LOC Comerical Bank            4,875

  1,455             Industrial Dimensions, Inc.,
                      5.78%<F3>, 5/1/97,<F4>
                      LOC National City Bank        1,455

 25,000             Lehman Government Securities
                      Master Note,
                      5.98%<F3>, 5/1/97<F4>        25,000

  5,900             Lexington Financial Services,
                      5.75%<F3>, 5/7/97,<F4>
                      LOC LaSalle National Bank     5,900

  1,850             Maximum Principal
                      Mubea Project,
                      5.70%<F3>, 5/1/97,<F4>
                      LOC Fifth Third Bank          1,850

 11,000             Merrill Lynch & Co., Inc.,
                      5.78%<F3>, 5/1/97<F4>        11,006

    890             Miami Valley Steel,
                      5.70%<F3>, 5/1/97,<F4>
                      LOC National City Bank          890

  2,310             Monticello Investments,
                      5.70%<F3>, 5/1/97,<F4>
                      LOC National City Bank        2,310

  9,000             Morgan Guaranty Trust Co.,
                      5.38%<F3>, 5/14/97<F4>        8,997

 13,000             Morgan Stanley Group, Inc.,
                      5.66%<F3>, 6/13/97<F4>       13,000

    475             Perfection Corp.,
                      5.70%<F3>, 5/1/97,<F4>
                      LOC National City Bank          475

  3,000             Phillip Morris Cos., Inc.,
                      8.75%, 6/15/97                3,010

  2,250             Pomeroy Investments,
                      5.63%<F3>, 5/1/97,<F4>
                      LOC Fifth Third Bank          2,250

  1,495             Professional Center
                      Associates Ltd.,
                      5.70%<F3>, 5/1/97,<F4>
                      LOC National City Bank        1,495

 25,000             Republic New York Corp.,
                      5.88%<F3>, 5/6/97<F4>        25,000

 14,600             SeaRiver Maritime, Inc.,
                      5.70%<F3>, 5/1/97,<F4>
                      Guarantee by Exxon Corp.,    14,600
                      Continuously callable after
                      10/1/93 @ 100

  2,070             Sedlak Interiors, Inc.,
                      5.66%<F3>, 5/1/97,<F4>
                      LOC Fifth Third Bank          2,070

    400             Tube Products,
                      5.70<F3>, 5/1/97,<F4>
                      LOC Bank One Dayton             400

  5,000             USL Capital Corp.,
                      5.56%<F3>, 6/2/97<F4>         5,000

Total Corporate Notes                             256,352

Taxable Municipal Bonds (2.0%)

Michigan (0.1%):
  1,030             Ottawa County, EDR,
                      Sunset Manor, Inc., Series C,
                      5.80%<F3>, 5/1/97,<F4>
                      LOC Old Kent Bank             1,030

Pennsylvania (1.1%):
 10,000             Armstrong County
                      Hospital Authority,
                      Hospital Revenue Refunding,
                      St. Francis Corp., Series B,
                      5.75%<F3>, 5/7/97,<F4>
                      LOC First National Bank,
                      Chicago                      10,000

Virginia (0.8%):
  7,000             Industrial Development
                      Authority of Bedford, VA
                      5.79%<F3>, 6/27/97, LOC
                      Societe Generale              7,000

Total Taxable Municipal Bonds                      18,030

U.S. Government Agencies (15.9%)

Federal Farm Credit Bank:
  7,000             5.93%, 7/1/97                   7,002

Federal Home Loan Bank:
  4,000             5.90%, 6/24/97                  4,002
  9,000             4.25%, 6/30/97     8,975
  5,000             5.81%, 1/30/98, callable
                      7/30/97 @ 100                 5,000

Federal National Mortgage Assoc.:
 25,000             5.54%<F3>, 5/6/97<F4>          25,000
 33,000             5.68%<F3>, 5/6/97<F4>          33,000

Student Loan Marketing Assoc.:
 32,500             5.57%<F3>, 5/2/97<F4>
                      continuously callable
                      8/2/95 @ 100                 32,500

  4,000             5.55%<F3>, 5/6/97<F4>
                      continuously callable
                      9/28/94 @ 100                 4,000

  7,250             5.55%<F3>, 5/6/97<F4>           7,248

  6,000             5.57%<F3>, 5/6/97<F4>
                      continuously callable
                      1/13/95 @ 100                 6,000

  1,190             5.71%<F3>, 5/6/97<F4>           1,191

  9,000             5.54%, 2/25/98                  8,994

Total  U.S. Government Agencies                   142,912

U.S. Treasury Notes (3.5%)

 10,000             5.75%, 9/30/97                  9,998

  6,000             5.25%, 12/31/97                 5,989

 10,000             7.88%, 1/15/98                 10,150

  5,000             6.13%, 3/31/98                  5,005

Total U.S. Treasury Notes                          31,142

Total Investments                                 832,395

Repurchase Agreements (4.4%)

 39,776             Paine Webber Securities Corp.,
                      5.42%, 5/1/97,
                      (Collateralized by $40,
                      830 U.S. Treasury Notes,
                      5.88%, 11/30/01,
                      market value--$40,574)       39,776

Total Repurchase Agreements                        39,776

Total (Cost $898,167)<F1>                        $872,171


Percentages indicated are based on net assets of $898,810.

<F1> Cost for federal income tax and financial reporting purposes are the same.

<F2> Represents a private placement security.

<F3> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1997. Maturity date reflects the next rate change date.

<F4> Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semi-annually.

EDR--Economic Development Revenue

GIC--Guaranteed Insurance Contract

LOC--Letter of Credit

See notes to financial statements.





The Victory Portfolios                                    Statement of Assets and Liabilities
Institutional Money Market Fund                                                April 30, 1997
(Amounts in Thousands, Except Per Share Amounts)                                  (Unaudited)



ASSETS:
Investments, at amortized cost                                     $858,391
Repurchase agreements, at cost                                       39,776
  Total                                                             898,167
Interest receivable                                                   4,816
Prepaid expenses and other assets                                       115
    Total Assets                                                    903,098

LIABILITIES:
Dividends payable                                                     4,034
Accrued expenses and other payables:
  Investment advisory fees                                               99
  Administration fees                                                     8
  Custodian fees                                                         17
  Accounting and transfer agent fees                                      2
  Shareholder service fees -- Select Shares                              73
  Other                                                                  55
    Total Liabilities                                                 4,288

NET ASSETS:
Capital                                                             898,663
Undistributed net investment income                                     147
    Net Assets                                                     $898,810
Net Assets
  Investor Shares                                                  $542,863
  Select Shares                                                     355,947
    Total                                                          $898,810
Outstanding units of beneficial interest (shares)
  Investor Shares                                                   542,850
  Select Shares                                                     355,948
    Total                                                           898,798
  Offering and redemption price per share -- Investor Shares       $   1.00
  Offering and redemption price per share -- Select Shares         $   1.00

See notes to financial statements.







The Victory Portfolios                                                Statement of Operations
Institutional Money Market Fund                                                April 30, 1997
(Amounts in Thousands)                                                            (Unaudited)



Investment Income:
Interest income                                                     $28,079

Expenses:
Investment advisory fees                                              1,268
Administration fees                                                     761
Shareholder service fees                                                478
Accounting fees                                                          60
Custodian fees                                                           99
Legal and audit fees                                                     50
Trustees' fees and expenses                                              17
Transfer agent fees                                                      27
Registration and filing fees                                             81
Printing fees                                                            36
Other                                                                     7
Expenses voluntarily reduced                                           (982)
  Net Expenses                                                        1,902
Net Investment Income                                                26,177

Realized Gains from Investments:
Net realized gains from investment transactions                           7
  Change in net assets resulting from operations                    $26,184

See notes to financial statements.







The Victory Portfolios
Institutional Money Market Fund                            Statement of Changes in Net Assets
(Amounts in Thousands)                                                            (Unaudited)


                                                       Six Months Ended       Year Ended
                                                              April 30,      October 31,
                                                                   1997             1996


From Investment Activities:

Operations:
  Net investment income                                $   26,177            $   40,393
  Net realized gains (losses) from
    investment transactions                                     7                     2
Change in net assets resulting from operations             26,184                40,395

Distributions to Shareholders:
  From net investment income
    Investor Shares                                       (16,474)              (33,269)
    Select Shares                                          (9,703)               (7,124)
  From net realized gains from investment transactions         --                    (2)
  In excess of net realized gains from
    investment transactions                                    --                   (24)
Change in net assets from distributions
  to shareholders                                         (26,177)              (40,419)

Capital Transactions:
  Proceeds from shares issued                           1,910,178             2,708,661
  Dividends reinvested                                     10,200                 6,114
  Cost of shares redeemed                              (2,066,240)           (2,186,101)
  Change in net assets from capital transactions         (145,862)              528,674
  Change in net assets                                   (145,855)              528,650

Net Assets:
  Beginning of period                                   1,044,665               516,015
  End of period                                        $  898,810            $1,044,665

Share Transactions:
  Issued                                                1,910,178             2,708,661
  Reinvested                                               10,200                 6,114
  Redeemed                                             (2,066,240)           (2,186,101)
Change in shares                                         (145,862)              528,674

See notes to financial statements.




The Victory Portfolios                     Notes to Financial Statements
Institutional Money Market Fund                           April 30, 1997
                                                             (Unaudited)

1. Organization:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of 26 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market (the "Fund") only.

The Fund is authorized to issues two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Fund are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds
90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences are reflected in the components of net assets.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one of the Fund are charged directly to that Fund. Other operating expenses of the Fund are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3. Related Party Transactions:

Investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyTrust Company of Ohio N.A., serving as custodian for all of the Fund, received custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agents for the Institutional Money Market Fund (Select Shares). As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Fund serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund. Certain officers of the Fund are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Fund.

Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the average daily net assets of the Fund.

Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the six months ended April 30, 1997:





                                                                                         Mutual Fund
                                Investment Advisory Fees     Administration Fees     Accountant Fees     Custodian Fees

                           Percentage
                     of Average Daily          Voluntary               Voluntary                Semi               Semi
                           Net Assets     Fee Reductions          Fee Reductions          Annual Fee         Annual Fee
                                                   (000)                   (000)               (000)              (000)


Institutional Money
  Market Fund        0.25%                $267               $715                    $60                 $99




4. Capital Share Transactions:

Transactions in capital shares were as follows (amounts in thousands):





                                       Six Months Ended        Year Ended
                                              April 30,       October 31,
                                                   1997              1996


Capital and Share Transactions:
Investor Shares:
Issued                                 $  795,811             $1,367,293
Reinvested                                    578                    493
Redeemed                                 (925,105)            (1,200,727)
Total                                  $ (128,716)            $  167,059

Select Shares:
Issued                                 $1,114,367             $1,341,368
Reinvested                                  9,622                  5,621
Redeemed                               (1,141,135)              (985,374)
Total                                  $  (17,146)            $  361,615





The Victory Portfolios
Institutional Money Market Fund                                                                  Financial Highlights


                                              Investor Shares<F6>                               Select Shares<F6>

                              Six Months             Year       Six Months       Six Months             Year          June 5,
                                   Ended            Ended            Ended            Ended            Ended             1995
                               April 30,      October 31,      October 31,        April 30,      October 31,      October 31,
                                    1997             1996         1995<F5>             1997             1996         1995<F2>
                             (Unaudited)                                        (Unaudited)


Net Asset Value,
  Beginning of Period           $  1.000         $  1.000         $  1.000          $ 1.000         $  1.000         $  1.000

Investment Activities
  Net investment income            0.026            0.053            0.290            0.025            0.050            0.012

Distributions
  Net investment income           (0.026)          (0.053)          (0.290)          (0.025)          (0.050)          (0.012)

Net Asset Value,
  End of Period                 $  1.000         $  1.000         $  1.000         $  1.000         $  1.000         $  1.000

Total Return                        2.64%<F3>        5.41%            2.90%<F3>        2.51%<F3>        5.16%            1.23%<F3>

Ratios/Supplemental Data:
Net Assets, End of
  Period (000)                  $542,863         $671,575         $504,536         $355,947         $373,090         $ 11,479

Ratio of expenses to
  average net assets                0.28%<F4>        0.27%            0.26%<F4>        0.53%<F4>        0.52%            0.51%<F4>

Ratio of net investment
  income to average
  net assets                        5.26%<F4>        5.27%            5.69%<F4>        5.00%<F4>        4.97%            5.33%<F4>

Ratio of  expenses to
  average net assets<F1>            0.47%<F4>        0.48%            0.49%<F4>        0.73%<F4>        0.73%            1.00%<F4>

Ratio of net investment
  income to average
  net assets<F1>                    5.06%<F4>        5.06%            5.46%<F4>        4.81%<F4>        4.77%            4.84%<F4>


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Institutional Money Market
Portfolio became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.

<F6> Effective March 1, 1996, the Fund redesignated Institutional
Shares as Investor Shares and Service Shares as Select Shares.





The Victory Portfolios
Institutional Money Market Fund                                                                  Financial Highlights


                                             Year Ended April 30,
                                    1995             1994             1993


Net Asset Value,
  Beginning of Period           $  1.000         $  1.000         $  1.000

Investment Activities
  Net investment income            0.500            0.028            0.032

Distributions
  Net investment income           (0.500)          (0.028)          (0.032)

Net Asset Value,
  End of Period                 $  1.000         $  1.000         $  1.000

Total Return                        4.91%            2.80%            3.26%

Ratios/Supplemental Data:
Net Assets, End of
  Period (000)                  $449,814         $541,229         $155,097

Ratio of expenses to
  average net assets                0.27%            0.55%            0.43%

Ratio of net investment
  income to average
  net assets                        4.91%            2.78%            3.19%

Ratio of  expenses to
  average net assets<F1>            0.51%            0.55%            0.48%

Ratio of net investment
  income to average
  net assets<F1>                    4.67%            2.78%            3.14%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Institutional Money Market
Portfolio became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.

<F6> Effective March 1, 1996, the Fund redesignated Institutional
Shares as Investor Shares and Service Shares as Select Shares.




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